Financial Risk Management - Capital Management - Narrative (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 18, 2018 EUR (€)	Apr. 17, 2018 USD ($)	Mar. 29, 2018 EUR (€)	Dec. 04, 2017 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Capitalization	$ 23,845.6	$ 24,826.1
Share of profit of associates	221.1	200.5
Notional amount	$ 6,506.4	$ 6,396.9
Minimum supervisory target	150.00%
Unsecured senior notes
Disclosure of detailed information about financial instruments [line items]
Notional amount			€ 150.0	$ 600.0	€ 600.0	$ 650.0
Quess | Investments accounted for using equity method
Disclosure of detailed information about financial instruments [line items]
Share of profit of associates	$ 889.9